Investments	3 Months Ended
Mar. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Investments

3. INVESTMENTS

Investment in Canada Jetlines Operations Ltd.:

On June 28, 2021, the Company completed the spin-out pursuant to the Arrangement under which the Company transferred 75% of shares of Jetlines to GlobalX shareholders. At that time, GlobalX retained 25% of the shares issued and outstanding of Jetlines and accounts for the investment in accordance with the equity method. As of March 31, 2024 and 2023, the Company holds approximately 7% and 13% ownership in Jetlines, respectively.

Investment in Top Flight:

On September 18, 2023, the Company acquired 80% of Charter Air Solutions, LLC ("Top Flight"). Top Flight was established on February 8, 2023 and had no significant transactions from the date of formation to the acquisition date. The balance sheet and operating activity of Top Flight are included in the Company's consolidated financial statements and net income is adjusted in the consolidated statement of operations to exclude the noncontrolling interests' proportionate share of results. The proportionate share of equity attributable to noncontrolling interests is presented as equity within our consolidated balance sheet. Top Flight figures did not materially impact the consolidated financial statements of the Company.